Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
5. Debt
Second Lien Loans
Concurrent with the execution of the BCA in April 2025, the Company entered into the Second Lien Loan Agreement, which was subsequently amended to extend the deadline to fund the delayed draw second lien loans (defined below) and to include additional investors. Under the Second Lien Loan Agreement, certain institutional and accredited investors committed to providing bridge financing in the form of secured convertible notes (“second lien loans”), of which $39.7 million was funded as of June 30, 2025, including $20.0 million from an affiliate of AACT, $10.0 million from the exchange of a SAFE from an affiliate of AACT (see Note 6) and $4.4 million from an affiliate of a board member. As of June 30, 2025, the aggregate principal amount outstanding of $39.7 million had a fair value of $41.9 million (see Note 3).
The second lien loans are due on October 1, 2026, and bear an annual interest rate that accrues on the first business day of each month at the prime rate plus 9.0%, subject to a minimum rate of 13.75%, which is capitalized and included in the principal amount due at maturity. The interest rate was 16.5% at inception and as of June 30, 2025. In addition, the second lien loans are expected to automatically convert into equity securities of the Company immediately prior to the consummation of the transaction contemplated in the BCA, except for the $10.0 million exchanged second lien loan where such conversion is at the option of the affiliate of AACT. The conversion price will be equal to 90% of the lower of (i) the transaction price and (ii) the lowest price paid in a private investment in private equity. Upon the closing of the transaction contemplated by the BCA, the equity securities of the Company issued upon conversion of the second lien loans will automatically convert into equity securities of the combined company (see Note 1), except for the $10.0 million from the exchanged SAFE, which is due on October 1, 2026.
Promissory Notes
The Company is obligated to reimburse 50% of the monthly contributions made by the Sponsor to AACT’s trust account as well as certain transaction costs incurred by AACT pursuant to the BCA (see Note 1). During the second quarter of 2025, the Company issued secured promissory notes with respect to its reimbursement obligations to AACT and the Sponsor, which are secured under the Second Lien Loan Agreement. The promissory notes do not bear any interest (other than the default rate in accordance with the Second Lien Loan Agreement) and are due upon the earlier of (i) the closing of the transaction contemplated by the BCA or (ii) the termination of the BCA. As of June 30, 2025, the aggregate principal amount outstanding was $3.9 million, which is included in debt, current portion, in the balance sheet.
2022 Credit Facility
In September 2022, the Company entered into a venture loan and security agreement (“2022 Credit Facility”) with a financial institution to borrow secured term loans of up to an aggregate principal amount of $30.0 million. The Company drew the full amount available under the 2022 Credit Facility upon execution. The proceeds were primarily used to settle outstanding obligations with another lender. Borrowings under the 2022 Credit Facility were initially secured by substantially all of the assets of the Company, excluding the Company’s intellectual property and certain of the Company’s other assets. The 2022 Credit Facility contains customary representations and warranties, non-financial
covenants and customary events of default. The Company was in compliance with its covenants as of June 30, 2025. The 2022 Credit Facility was amended in June 2024 to revise the repayment schedule, delay principal payments from November 1, 2024 to April 1, 2025, which was accounted for as a modification, and include certain of the Company’s intellectual property as collateral. The 2022 Credit Facility was further amended in February 2025 to permit the transaction as contemplated by the BCA (see Note 1).
Borrowings under the 2022 Credit Facility mature in April 2026 and provide for interest-only payments up to and including March 1, 2025. Consecutive payments of principal and interest are due beginning on April 1, 2025 once the interest-only period elapses. As of June 30, 2025, the aggregate principal amount outstanding was $25.0 million. The 2022 Credit Facility bears an annual rate of interest that is payable monthly at
5.5
% plus the greater of (i)
4.75
% and (ii) the prime rate then in effect. The interest rate was
11.75
% at inception and
13.0
% as of June 30, 2025. In addition, a final aggregate payment fee of $
1.2
million is due upon the earlier of prepayment or maturity of the debt. The Company has the option to prepay the entire outstanding balance of the debt subject to a prepayment fee ranging from
1.0
% to
3.0
% depending on the timing and circumstances of such prepayment.
Total debt issuance costs related to the 2022 Credit Facility of $
1.1
 million were recorded as a debt discount, which included $
0.7
 million related to the fair value of warrants to purchase shares of the Company’s redeemable convertible preferred stock issued concurrently with the execution of the 2022 Credit Facility (see Note 8), a commitment fee of $
0.3
 million and other issuance costs of $
0.1
million. The debt discount, together with the final payment fee, is recognized as interest expense using the effective interest method.
2022 Equipment Facility
In July 2022, the Company entered into a financing agreement with a lender to borrow up to $
10.0
 million as equipment line advances (“2022 Equipment Facility”) pursuant to which it borrowed at various dates an aggregate principal amount of $
8.5
 million. Borrowings under 2022 Equipment Facility are secured by the specific assets that were financed. The 2022 Equipment Facility contains customary representations and warranties, non-financial
covenants and customary events of default. The Company was in compliance with its covenants as of June 30, 2025.
Borrowings under the 2022 Equipment Facility mature in March 2028 and repayments of principal and interest are due monthly commencing in the month following each draw. As of June 30, 2025, and December 31, 2024, the aggregate principal amount outstanding was $2.9 million and $4.1 million, respectively. The 2022 Equipment Facility bears an annual interest rate equivalent to a five-year swap plus
3.38
% or ranging from approximately
6.0
% to
7.0
%.

Total debt issuance costs related to the 2022 Equipment Facility of $
0.1
 million were recorded as a debt discount, which included immaterial amounts related to the fair value of warrants to purchase shares of the Company’s common stock issued concurrently with the execution of the 2022 Equipment Facility (see Note 10) and other issuance costs. The debt discount is recognized as interest expense using the effective interest method.
As of June 30, 2025, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2025 (remaining six months)	$—	$14,927	$14,927
2026	39,740	17,267	57,007
2027	—	808	808
2028	—	45	45

Total principal debt payments and final payment fee	39,740	33,047	72,787
Less: unamortized debt discount	—	(228)	(228)
Less: unamortized final payment fee	—	(246)	(246)
Less: Debt, current portion	—	(30,310)	(30,310)

Debt, net of current portion	$39,740	$2,263	$42,003

7.	Debt
2022 Credit Facility
In September 2022, the Company entered into a venture loan and security agreement (“2022 Credit Facility”) with a financial institution to borrow secured term loans of up to an aggregate principal amount of $30.0 million.

The Company drew the full amount available under the 2022 Credit Facility upon execution. The proceeds were primarily used to settle outstanding obligations with another lender. Borrowings under 2022 Credit Facility are secured by substantially all of the assets of the Company, excluding the Company’s intellectual property. The 2022 Credit Facility contains customary representations and warranties, non-financial
covenants and customary events of default. The Company was in compliance with its covenants as of December 31, 2024 and 2023. The 2022 Credit Facility was amended in June 2024 to revise the repayment schedule, delay principal payments from November 1, 2024 to April 1, 2025, which was accounted for as a modification, and included our intellectual property as part of the collateral securing the 2022 Credit Facility.
Borrowings under the 2022 Credit Facility mature in April 2026 and provide for interest-only payments to March 1, 2025. Consecutive payments of principal and interest are due beginning on April 1, 2025 once the interest-only period elapses. The 2022 Credit Facility bears an annual rate of interest that is payable monthly at 5.5% plus the greater of (i) 4.75% and (ii) the prime rate. The interest rate was 11.75% at inception and 13.0% as of December 31, 2024. In addition, a final payment fee of $1.2 million is due upon the earlier of prepayment or maturity of the debt. The Company has the option to prepay the entire outstanding balance of the debt subject to a prepayment fee ranging from 1.0% to 3.0% depending on the timing and circumstances of such prepayment.
Total debt issuance costs related to the 2022 Credit Facility of $1.1 million were recorded as a debt discount, which included $0.7 million related to the fair value of warrants to purchase shares of the Company’s redeemable convertible preferred stock issued concurrently with the execution of the 2022 Credit Facility (see Note 10), a commitment fee of $0.3 million and other issuance costs of $0.1 million. The debt discount, together with the final payment fee, is recognized as interest expense using the effective interest method.
2022 Equipment Facility
In July 2022, the Company entered into a financing agreement with a lender to borrow up to $10.0 million as equipment line advances (“2022 Equipment Facility”). As of December 31, 2024 and 2023, the Company had borrowed an aggregate principal amount of $8.5 million. Borrowings under 2022 Equipment Facility are secured by the specific assets that were financed. The 2022 Equipment Facility contains customary representations and warranties, non-financial
covenants and customary events of default. The Company was in compliance with its covenants as of December 31, 2024 and 2023.
Borrowings under the 2022 Equipment Facility mature in March 2028 and repayments of principal and interest are due monthly commencing in the month following each draw. Accordingly, an aggregate principal amount of $4.1 million was outstanding as of December 31, 2024. The 2022 Equipment Facility bears an annual interest rate of equivalent to a five-year swap plus 3.38% or ranging from approximately 6.0% to 7.0%.
Total debt issuance costs related to the 2022 Equipment Facility of $0.1 million were recorded as a debt discount, which included immaterial amounts related to the fair value of warrants to purchase shares of the Company’s common stock issued concurrently with the execution of the 2022 Equipment Facility (see Note 12) and other issuance costs. The debt discount is recognized as interest expense using the effective interest method.

As of December 31, 2024, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Amount
2025	$17,181
2026	17,267
2027	808
2028	45

Total principal debt payments and final payment fee	35,301
Less: unamortized debt discount	(449)
Less: unamortized final payment fee	(486)
Less: Debt, current portion	(16,792)

Debt, net of current portion	$17,574